Related party payables and transactions	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Related party payables and transactions

6.	Related party payables and transactions

The Company’s related parties include key management personnel and their management entities. Key management personnel are those persons having authority and responsibility for planning, directing, and controlling the activities of the entity, directly or indirectly, including any director (whether executive or otherwise) of that entity. There were no loans to key management personnel or their management entities during the six months ended June 30, 2026 and June 30, 2025.

During the six months ended June 30, 2026, 204,040 stock options were granted to directors of the Company to which $100,936 was recognized as share-based payments expense during the period then ended.

Additionally, during the six months ended June, 30, 2026, the Company granted 25,000 stock options to a related party consultant of which $12,118 was recognized as share-based payments expense during the period then ended.

During the six months ended June 30, 2025, 202,020 options were granted to officers and directors of the Company to which $91,510 was recognized as share-based payments expense during the period then ended.

The Company transacted with the following related parties:

(a)	Koby Kushner is the Chief Executive Officer (“CEO”), a position he has held from March 27, 2025, and is also a director of the Company. Mr. Kushner controls Brie Inc. (“Brie”), which provides executive services to the Company ($8,000 per month). Mr. Kushner is also a controlling shareholder and director of Nemo Resources Inc. (“Nemo”), an entity engaged to provide exploration management services to the Company ($19,000 per month effective May 1, 2026, amended from $12,000 per month). In the event of a change of control a cash payment of 12 times the monthly services fee and for every full year of services completed the change of control fee will increase by three months of services fee. The increase is capped at 18 months of compensation. In the event of a change of control, Nemo will be entitled to a cash payment of no less than $200,000.

(b)	Benjamin Kuzmich is the Vice President of Exploration. He jointly controls Nemo which provides exploration management services to the Company ($19,000 per month effective May 1, 2026, amended from $12,000 per month). Mr. Kuzmich is also an employee and director of Nemo. Andrew Jedemann is the Exploration Manager for the Company and is a shareholder and employee of Nemo.

(c)	Ty Minnick is the Chief Financial Officer (“CFO”). Mr. Minnick provides the Company with accounting, corporate secretarial, and executive services which are recognized within general and administrative expenses of US$5,350 per month. In the event of a change of control, Mr. Minnick will be entitled to a cash payment of two times the annual services fee.

(d)	On May 21, 2026, the Board of Directors of the Company approved the annual salary for directors of $20,000 to John Power and $10,000 to David Goodman, Brian Power and John Hiner

(e)	John Power entered into a consulting agreement effective January 1, 2026 for a quarterly payment of US$3,625. John Power was the former CEO of the Company from September 1, 2021 until March 27, 2025, (previously charging US$2,500 per month). Fees charged by both parties are recognized within general and administrative expenses.

The transactions and outstanding balances with related parties are as follows:

		Transactions six months ended June 30, 2026 $	Transactions six months ended June 30, 2025 $	Balances outstanding June 30, 2026 $	Balances outstanding December 31, 2025 $
	Brie	48,000	–	–	–
	John Power	30,147	15,174	5,147	8,325
	David Goodman	10,000	–	10,000	–
	John Hiner	10,000	–	–	–
	Brian Power	10,000	–	–	–
(1)	Nemo	67,000	–	–	–
	Ty Minnick	48,476	34,502	7,416	–
		223,623	49,676	22,563	8,325

(1)	Includes geological services of $60,300 (2025 - $nil) for six months ended June 30, 2026

Balances outstanding with related parties are included within accounts payable and accrued liabilities.

Note payable

On June 7, 2024, the Company executed a promissory note with John Power, for US$100,000 bearing interest at 6% per annum and maturing on January 2, 2026. The promissory note was repaid in December 2025.

Common shares issued in private placements

As part of the private placement of units on June 30, 2025, Brie purchased 145,455 units in the offering.

As part of the private placement of units on December 4, 2025, Brie purchased 8,417 units in the offering.